Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 0	$ 0
State	800	800
Total current	800	800
Deferred:
Federal	(71,615)	(4,357)
State	0	0
Total deferred	(71,615)	0
Full valuation allowance	0	0
Total provision	$ (70,815)	$ (3,558)